Shareholders' Equity (Details 2)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number outstanding at December 31, 2 0 1 7 | shares	813,100
Options Outstanding, Weighted average remaining contractual life (Year)	2 years 10 months 17 days
Options Outstanding, Weighted average exercise price	$ 1.49
Options Exercisable, Number exercisable at December 31, 2 0 1 7 | shares	303,000
Options Exercisable, Weighted average remaining contractual life (Years)	1 year 9 months
Options Exercisable, Weighted average exercise price	$ 2.90
0.003 - 2.160 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	0.003
Range of exercise prices (Upper Range Limit)	$ 2.160
Options Outstanding, Number outstanding at December 31, 2 0 1 7 | shares	409,600
Options Outstanding, Weighted average remaining contractual life (Year)	3 years 8 months 23 days
Options Outstanding, Weighted average exercise price	$ 0.10
Options Exercisable, Number exercisable at December 31, 2 0 1 7 | shares	18,000
Options Exercisable, Weighted average remaining contractual life (Years)	2 months 5 days
Options Exercisable, Weighted average exercise price	$ 2.16
2.425 - 2.947 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	2.425
Range of exercise prices (Upper Range Limit)	$ 2.947
Options Outstanding, Number outstanding at December 31, 2 0 1 7 | shares	403,500
Options Outstanding, Weighted average remaining contractual life (Year)	2 years 4 days
Options Outstanding, Weighted average exercise price	$ 2.91
Options Exercisable, Number exercisable at December 31, 2 0 1 7 | shares	285,000
Options Exercisable, Weighted average remaining contractual life (Years)	1 year 10 months 6 days
Options Exercisable, Weighted average exercise price	$ 2.94